Document and Entity Information (USD $)	12 Months Ended
	Oct. 31, 2012	Jan. 24, 2013	Apr. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BioNeutral Group, Inc
Entity Central Index Key	0001427030
Document Type	S-1
Document Period End Date	Oct 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--10-31
Entity Well-Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		126,732,632
Entity Public Float			$ 9,232,456

Consolidated Balance Sheets (USD $)	Oct. 31, 2012	Oct. 31, 2011
Current Assets
Cash	$ 676	$ 3,215
Accounts Receivable - Net	657	345
Inventory	3,342	4,418
Prepaid Expenses-Related Parties		5,431
Total Current Assets	4,675	13,409
Property and Equipment - Net	569	781
Intellectual Property - Net	9,958,222	10,699,446
Other Assets	14,496	2,500
TOTAL ASSETS	9,977,962	10,716,136
Current Liabilities
Accounts Payable and Accrued Expense	975,479	1,657,947
Current portion of Convertible Notes Payable		102,500
Current Portion of Convertible Loan from Stockholders	416,695
Accrued Compensation	167,668	1,105,610
Related Party Payables	70,199	77,575
Current Liabilities	1,630,041	2,943,632
Long Term Liabilities
Convertible Loans From Unrelated Party		210,241
Convertible Loans From Stockholders	788,370	1,855,593
Total Long Term Liabilities	788,370	2,065,834
TOTAL LIABILITIES	2,418,411	5,009,466
Commitments and Contingencies
BioNeutral Group, Inc. Stockholders’ Equity
Common Stock, $.00001 Par Value; 200,000,000 shares authorized, 125,356,184 and 79,579,092 issued and outstanding at October 31, 2012 and October 31, 2011, respectively.	1,253	795
Additional Paid-in Capital	63,990,912	57,958,512
Due from Vinfluence	(1,526,673)
Shares issued to Board of Directors	(47,200)
Accumulated Deficit	(54,967,589)	(52,581,220)
Total BioNeutral Group, Inc. Stockholders’ Equity	7,450,949	5,378,087
Non controlling Interest	108,543	328,524
Preferred Stock, $.001 par value; 5,000,000 shares authorized, with 800,000 designated as follows Convertible Preferred Stock, Series A, $.001 par value; 800,000 shares authorized, 59,484 and 59,484 shares issued and outstanding at October 31, 2012 and October 31, 2011 respectively. Liquidation Preference $1,072,361 at October 31, 2012 and $1,509,810 at October 31, 2011 included in Non controlling interest	59	59
Total Non controlling Interest	108,602	328,583
Total Equity	7,559,551	5,706,670
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	9,977,962	10,716,136
Convertible Preferred Stock Series B
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value	54
Convertible Preferred Stock Series C
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value	56
Convertible Preferred Stock Series D
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value	136
Convertible Preferred Stock Series E
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value

Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	125,356,184	79,579,092
Common stock, shares outstanding	125,356,184	79,579,092
Series A Preferred stock, par value	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized	5,000,000	5,000,000
Convertible Preferred Stock Series B
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	213,500	213,500
Preferred Stock, Shares Issued	53,491	0
Preferred Stock, Shares Outstanding	53,491	0
Preference Liquation, Value included in Noncontrolling interest	$ 534,910	$ 0
Convertible Preferred Stock Series C
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000	100,000
Preferred Stock, Shares Issued	100,000	0
Preferred Stock, Shares Outstanding	56,081	0
Preference Liquation, Value included in Noncontrolling interest	560,810	0
Convertible Preferred Stock Series D
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	231,100	231,100
Preferred Stock, Shares Issued	136,051	136,051
Preferred Stock, Shares Outstanding	136,051	136,051
Preference Liquation, Value included in Noncontrolling interest	1,360,510	0
Convertible Preferred Stock Series E
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	140,000	140,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Convertible Preferred Stock, Series A
Preferred Stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, Shares Issued	59,484	59,484
Preferred Stock, Shares Outstanding	59,484	59,484
Preference Liquation, Value included in Noncontrolling interest	$ 1,072,361	$ 1,509,810

Consolidated Statements of Operations (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income Statement [Abstract]
Revenues	$ 4,588	$ 53,579
Cost of Revenues	2,435	20,627
Gross Profit	2,153	32,952
Operating Expenses
Depreciation and Amortization	708,936	706,828
Salaries and Wages	476,817
Consulting Expenses	443,842	231,146
Legal and Accounting Expenses	283,812	548,309
Other Selling, General and Administrative Expenses	629,068	1,451,129
Total Operating Expenses	2,542,475	2,937,412
Loss from Operations	(2,540,322)	(2,904,460)
Interest Expense	(66,028)	(156,261)
Net Loss Before Provision for Income Taxes	(2,606,350)	(3,060,721)
Provision for Income Taxes
Net Loss	(2,606,350)	(3,060,721)
Loss Attributable to Non-controlling Interest	219,981	241,693
Net Loss Attributable to BioNeutral Group, Inc.	$ (2,386,369)	$ (2,819,028)
Net Loss Per Common Share - Basic and Diluted	$ (0.02)	$ (0.04)
Weighted Average Number of Common Shares outstanding Basic and Diluted	113,401,418	77,649,466

Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Due from Vinfluence	Shares issued to Board of Directors	Retained Earnings (Deficit)	BioNeutral Group, Inc. Shareholders' Equity	Non- Controlling Interest	Non- Controlling Preferred Stock
Beginning balance at Oct. 31, 2010	$ 7,908,374		$ 746	$ 57,099,519			$ (49,762,192)	$ 7,338,073	$ 570,217	$ 84
Beginning balance, shares at Oct. 31, 2010			74,643,115							83,753
Shares for cash	342,500		18	342,482				342,500
Shares for cash, shares			1,810,116
Issuance of shares for professional services	516,517		17	516,500				516,517
Issuance of shares for professional services, (Shares)			1,683,713
Preferred share conversions			2	23				25		(25)
Preferred share conversions, shares			242,690							(24,269)
Conversions to controlling interest			12	(12)
Conversions to controlling interest, shares			1,199,458
Net loss	(3,060,721)						(2,819,028)	(2,819,028)	(241,693)
Balance at Oct. 31, 2011	5,706,670		795	57,958,512			(52,581,220)	5,378,087	328,524	59
Balance, shares at Oct. 31, 2011			79,579,092							59,484
Issuance of shares for professional services	283,000		35	282,965				283,000
Issuance of shares for professional services, (Shares)			3,530,000
Issuance of shares for accrued compensation	200,000		25	199,975				200,000
Issuance of shares for accrued compensation, shares			2,500,000
Preferred share issuances	5,445,204	545		5,444,659				5,445,204
Preferred share issuances, shares		544,520
Preferred share conversions		(299)	374	(75)
Preferred share conversions, shares		(298,897)	37,362,125
Due from Vinfluence	(1,526,673)				(1,526,673)			(1,526,673)
Promissory note conversions	104,900		24	104,876				104,900
Promissory note conversions, shares			2,384,967
Shares issued to board members	(47,200)					(47,200)		(47,200)
Net loss	(2,606,350)						(2,386,369)	(2,386,369)	(219,981)
Balance at Oct. 31, 2012	$ 7,559,551	$ 246	$ 1,253	$ 63,990,912	$ (1,526,673)	$ (47,200)	$ (54,967,589)	$ 7,450,949	$ 108,543	$ 59
Balance, shares at Oct. 31, 2012		245,623	125,356,184							59,484

Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
Oct. 31, 2011
Statement Of Stockholders' Equity [Abstract]
Number of common shares issued for preferred stock shares	10-1

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,606,350)	$ (3,060,721)
Adjustments to Reconcile Net Loss To Net Cash Used in Operating Activities
Stock Based Compensation	5,431	166,671
Depreciation and Amortization	708,936	706,828
Issuance of Stock Related to Professional Services	235,800	516,517
Interest Added to Promissory Notes	73,724	140,188
Provision for Bad Debts		49,716
Changes in Operating Assets and Liabilities
Accounts receivable	(312)	(50,061)
Inventory	1,076	(4,418)
Prepaid Expenses		5,236
Other Assets	(11,996)
Accounts Payable and Accrued Expenses	242,028	641,806
Related Party Payables	(7,376)	7,058
NET CASH USED IN OPERATING ACTIVITIES	(1,359,039)	(881,180)
CASH FLOWS FROM FINANCING ACTIVITIES
Net Proceeds From Issuance of Preferred and Common Stock	1,000,000	342,500
Proceeds from Convertible Promissory Notes	356,500	482,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,356,500	825,000
NET DECREASE IN CASH	(2,539)	(56,180)
CASH, BEGINNING OF YEAR	3,215	59,395
CASH, END OF YEAR	676	3,215
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for Interest
Cash paid for Income Taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Non-cash settlements of Promissory Note	1,288,592
Non-cash settlements of Accounts Payable and Accrued Expenses	1,629,938
Non-cash Intellectual Property Cost (Accrual Reversal) Additions	32,500	115,408
Non-cash conversion of promissory note to common stock	104,900
Shares issued to Board of Directors	47,200
Preferred Shares Issued to Vinfluence in Settlement of Debt and Notes	$ 1,526,673

Nature of Business and Organization	12 Months Ended
Oct. 31, 2012
Nature Of Business and Organization [Abstract]
Nature of Business and Organization

Note 1 - Nature of Business and Organization

BioNeutral Group, Inc (the “Company”) is a specialty chemical company seeking to develop and commercialize a novel combinational chemistry-based technology which it believes in certain circumstances may neutralize harmful environmental contaminants, toxins and dangerous micro-organisms, including bacteria, viruses and spores.  The Company’s business operations are conducted through BioNeutral Laboratories Corporation USA, a corporation organized in Delaware in 2003 (“BioLabs”).
On January 30, 2009, the Company, formerly called Moonshine Creations Inc. (“Moonshine”), entered into a share exchange agreement (the “Share Exchange Agreement”) with BioLabs pursuant to which the Company agreed to issue to the shareholders of BioLabs 44,861,023 shares of its common stock (the “Share Exchange”).

Since the owners and management of BioLabs possessed voting and operating control of the combined company after the Share Exchange, the transaction constituted a reverse acquisition for accounting purposes, as contemplated by FASB ASC 805-40 and corresponding ASC 805-10-55-10, 12 and 13. Under this accounting, the entity that issues shares (Moonshine – the legal acquirer) is identified as the acquiree for accounting purposes. The entity whose shares are acquired (BioLabs) is the accounting acquirer.

In addition, Moonshine was characterized as a non-operating public shell company, pursuant to SEC reporting rules. The SEC staff considers a reverse-acquisition with a public shell to be a capital transaction, in substance, rather than a business combination. The transaction is effectively a reverse recapitalization, equivalent to the issuance of stock by the private company (BioLabs) for the net monetary assets of the shell corporation (Moonshine) accompanied by a recapitalization. The accounting is similar to that resulting from a reverse acquisition, except that the transaction was consummated at book value and no goodwill or intangible assets were recognized.

For SEC reporting purposes, BioLabs is treated as the continuing reporting entity that acquired the Company (the historic shell registrant). All reports filed after the transaction have been prepared as if BioLabs (accounting acquirer) were the legal successor to Moonshine’s reporting obligation as of the date of the acquisition. Therefore, these financial statements and all such statements filed subsequent to the transaction reflect the historical financial condition, results of operations and cash flows of BioLabs, for all periods presented.

Moonshine changed its name to BioNeutral Group, Inc. in the month prior to the exchange, to facilitate the Share Exchange. References to “Moonshine” in this description of the accounting treatment is included to add clarity to the separation of the independent entities involved in the Share Exchange, prior to such exchange.

Approximately 8% of BioLabs shareholders have not participated in the exchange of their shares of common stock of BioLabs for shares of common stock of Moonshine. Those shareholders are recognized as a Non-Controlling interest in the Company’s consolidated financial statements in accordance with FASB ACS 805-40-25-2. However, the shares representing ownership of the Company reflect the combined entity after the Share Exchange transaction, while BioLabs shares represent ownership of only that legal entity.

In connection with the reverse acquisition and recapitalization, all share and per share amounts of BioLabs were retroactively adjusted to reflect the legal capital structure of Moonshine pursuant to FASB ASC 805-40-45-1.

Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The accompanying financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. All significant intercompany transactions and balances were eliminated.

Revenue recognition

The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities and includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue in accordance with SEC Staff Accounting Bulletin No. 104 based on when (i) persuasive evidence of an arrangement exists, (ii) delivery or performance has occurred, (iii) the fee is fixed or determinable, and (iv) collectability of the sale is reasonably assured, which is normally the date the product is shipped.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount the Company expects to collect. The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. Accounts receivable are presented net of an allowance for doubtful accounts of $44,672 and $49,716 at October 31, 2012, and 2011, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. For financial statement purposes, investments in money market funds are considered a cash equivalent and are included in cash and cash equivalents. The Company maintains it cash and cash equivalents at high credit quality institutions, with balances, at times, in excess of federally insured limits. As of October 31, 2012, the Company did not exceed the federally insured limits. Management believed that the financial institution that holds our deposits is financially sound and therefore poses minimal credit risk. At October 31, 2012 and 2011, the Company did not hold any cash equivalents.

Inventory

Inventories are stated at the lower of cost or market determined by the first-in, first-out method.  In the normal course of business, when a customer places an order, the Company will place an order for manufacturing with its contract manufacturer.  Inventory consists primarily of finished goods.  Once completed, the contract manufacturer will ship directly to the customer.  As such, the Company does not currently store inventoried product at any location.  In addition, the Company does not have significant sales.  If sales were to increase in the future, the Company may decide that the best course of action would be to carry inventory.

Non-Controlling Interest

A Non-Controlling Interest (“non-controlling interest”) was created as a result of the Company’s reorganization and recapitalization with a public shell corporation. The non-controlling interest arose because the Company’s records indicated that initially 14% of the shareholders of the accounting acquirer in the transaction, BioLabs, did not participate in the exchange of their shares of common stock of BioLabs for shares of common stock of the Company. In all material respects, the shares of the Company and the shares of the common stock of BioLabs included in the non-controlling interest represent different legal instruments conveying mirror ownership claims to the same underlying net assets and operations, as reflected in these consolidated financial statements.

Long-Lived Assets

Long-lived assets, such as property and equipment and definite-life intangible assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with FASB ASC 360-10-35-17 thru 35-35 “Measurement of an Impairment Loss.” The Company assesses the impairment of the assets based on the undiscounted future cash flow the assets are expected to generate compared to the carrying value of the assets. If the carrying amount of the assets is determined not to be recoverable, a write-down to fair value is recorded. Management estimates future cash flows using assumptions about expected future operating performance. Management’s estimates of future cash flows may differ from actual cash flow due to, among other things, technological changes, economic conditions or changes to the Company’s business operations.

Intangible Assets

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Intellectual Property is generally amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.  The Company continually evaluates the reasonableness of the useful lives of these assets. Once these assets are fully amortized, they are removed from the Consolidated Balance Sheets.  During its annual impairment testing of its intellectual property, the Company did not identify an impairment loss.

Property and Equipment

Property and equipment is and is recorded at cost less accumulated depreciation. Depreciation and amortization is calculated using the straight-line method over the expected useful life of the asset, after the asset is placed in service. The Company generally uses the following depreciable lives for its major classifications of property and equipment:

Description	Useful Lives
Furniture and Fixture	7 years
Computer hardware	3 years

Ordinary maintenance and repair expenses are charged to operations when incurred.

Use of Estimates

The preparation of the financial statements in conformity with Accounting Principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include valuing equity securities, share based payment arrangements, deferred taxes and related valuation allowances and assumptions used in impairment analysis. Certain of our estimates, could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all of its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Advertising expenses

The Company expenses all advertising costs as incurred.   Advertising expense was immaterial for the years ended October 31, 2012 and 2011, respectively.

Research and Development

In accordance with ASC Topic 730 research and development costs are expensed as incurred.  Research and development expenses consist of purchased technology (including but not limited to intellectual property), purchased research and development rights and outside services for research and development activities associated with product development.  Research and Development expense were $237,031 and $630,768 for the years ended October 31, 2012 and 2011, respectively.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company will classify as income tax expense any interest and penalties. The tax years ending 2007, 2008, 2009, 2010,2011 and 2012 are still open for review by the various tax jurisdictions. The state jurisdiction the Company is required to file in is New Jersey. The Company has no material uncertain tax positions for any of the reporting periods presented.

Fair Value Measurements

The Company adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures”, which  defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. The carrying amounts of our long term credit obligations approximate fair value because the effective yields on these obligations are comparable to rates of returns for instruments of similar credit risk.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

Stock-Based Compensation

The Company recognizes compensation expense for stock-based compensation in accordance with ASC Topic 718. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes method for stock options and the quoted price of its common stock for unrestricted shares; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time as the nonemployee award is fully vested, at which time the total compensation recognized to date equals the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers, many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Convertible Instruments

 The Company evaluates and accounts for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities.”

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

Net income (loss) per share

The Company utilizes FASB ASC 260, Earnings per Share, to calculate net income or loss per share. Basic income or loss per share is computed by dividing the income or loss available to common stockholders (as the numerator) by the weighted-average number of shares of common stock outstanding (as the denominator). Diluted income or loss per share is computed similar to basic income or loss per share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if all potential common stock (including common stock equivalents) had all been issued, and if such additional shares of common stock were dilutive. Under FASB ASC 260, if the additional shares of common stock are not dilutive, they are not added to the denominator in the calculation. Where there is a loss, the inclusion of additional shares of common stock is anti-dilutive (since the increased number of shares reduces the per share loss available to common stock holders). The Company incurred a net loss for the years ended October 31, 2012 and 2011 therefore, common stock equivalents have been excluded from the calculation of diluted loss per share, since they would be aniti-dilutive.

The following table outlines the common stock equivalents outstanding as of October 31, 2012 and October 31, 2011.

	10/31/2012	10/31/2011
Convertible Series A Preferred Stock – Non Controlling Interest	594,930	594,930
Convertible Series B Preferred Stock	6,686,375	-
Convertible Series C Preferred Stock	7,010,125	-
Convertible Series D Preferred Stock	17,006,375	-
Stock Options	6,142,809	-
Convertible Loans	13,347,354	16,018,272
	50,787,968	16,613,202

The Convertible Series A Preferred shares are currently held by the Non-Controlling interests until such time as they are converted into the Company’s common shares.

Segment Information

Accounting Standards Codification subtopic 280-10, Segment Reporting (“ASC 280-10”) establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders.  ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas.  Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance.  The information disclosed therein materially represents all of the financial information related the Company’s principal operating segments.

The Company with its limited resources is currently operating in one segment and reporting unit.  As it matures it will look to organize the Company into various reporting units as it starts to develop and ascertain its markets and avenues of distribution and product offerings.  Therefore, it anticipates in the future it may be operating in multiple reporting units.

Reclassifications

Certain accounts in the prior year financial statements have been reclassified for comparative purposes to conform with the presentation in the current year financial statements.  These reclassifications have no effect on previously reported loss.

Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurements (ASC Topic 820). This ASU provides additional guidance on fair value disclosures. This guidance contains certain updates to the measurement guidance as well as enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for “Level 3” measurements including enhanced disclosure for: (1) the valuation processes used by the reporting entity; and (2) the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. This guidance is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. Other than requiring additional disclosures on the Company’s “Level 3” disclosures, the adoption of this new guidance did not have a material impact on the Company’s consolidated results of operations and financial position.

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

Going Concern	12 Months Ended
Oct. 31, 2012
Going Concern Disclosure [Abstract]
Going Concern

Note 3 – Going Concern

The Company's financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has had no significant revenues and has generated losses from operations. In order to continue as a going concern and achieve a profitable level of operations, the Company will need, among other things, additional capital resources and to develop a consistent source of revenues. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish its strategic plan and/or recognize revenue from its intangible assets and eventually attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. There can be no assurance the Company will be able to continue as a going concern.

We are not currently generating significant revenues and rely on raising new capital to fund our ongoing operations and development of our strategic business objectives. We have been able to use proceeds from the sale of our shares of common stock to fund a substantial balance of our operating costs.  On December 12, 2012 we issued a convertible promissory note to JMJ financial in the amount of $250,000 of which we received an initial $60,000 payment.  We expect to receive similar payments from JMJ under the note at various intervals during the calendar year 2013.

On October 18, 2012, the Board of Directors of the Company approved a stock compensation plan for professionals and consultants.  The Plan was approved by the Board, on November 7, 2012 and the Company filed with the Securities and Exchange Commission a registration statement on Form S-8 for issuance of up to ten (10) million shares pursuant to the stock compensation plan.  We plan to fund a portion of our expenses by issuing shares of our S-8 common stock to consultants and professionals.

On December 11, 2012, the Company entered into an Equity Purchase Agreement (“Equity Line of Credit”) with Southridge Partners II, LP for an equity line of up to $10,000,000. Pursuant to the Equity Purchase Agreement, the Company has the right, at its discretion, to sell to Southridge up to $10 million of its common stock from time to time over a 36-month period. The Company will have the right, but is not obligated, to sell stock to Southridge depending on certain conditions as set forth in the Agreement.  We plan to submit a registration statement to the SEC and we plan to begin utilizing the Equity Line of Credit upon approval by the SEC.

The Company believes that we will be able to generate significant sales by the fourth quarter of 2013 providing for sufficient cash flows to supplement our equity financing based on its current plans.  If we are able to execute our plan, the Company can begin to accumulate cash reserves.  There is no assurance however that our funds will be sufficient to meet our anticipated needs through our fiscal year 2013, and we may need to raise additional capital during fiscal 2013 to fund the full costs associated with our growth and development. There can be no assurances that we will be successful in raising additional capital on favorable terms if at all. If the Company is unable to secure additional capital, it may be required to curtail its business development initiatives, impair its intellectual property and take additional measures to reduce cost in order to conserve cash.

At October 31, 2012, the Company had negative working capital of $1,630,041. For the year ended October 31, 2012 the Company incurred an operating loss of $(2,606,350) and since inception has accumulated a deficit of $(54,967,589).

The Company had $676 of cash at October 31, 2012.  Cash used by operations for fiscal 2012 was $1,359,039. The principal use of funds were for consulting services supporting the development of our business plan, legal, and accounting fees in connection with being a public company and daily operations of the business, including rent and travel and laboratory costs.

In fiscal 2012, the Company raised $1,000,000 of cash from the issuance of our capital stock to fund operations and received $356,500 from the issuance of convertible debentures.

These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

Prepaid Expenses	12 Months Ended
Oct. 31, 2012
Prepaid Expenses [Abstract]
Prepaid Expenses
Note 4 - Prepaid Expenses

The Company periodically pays for services supporting its business operations with shares of its common stock. When these services are provided by related parties (i.e. non-employees) and performance extends over more than the current reporting period, a prepaid asset is established at the agreement date for the value of shares issued. The prepaid asset is established in the same period and manner as if cash were paid for the underlying goods or services, pursuant to FASB ASC 505-50-25-4 and 25-6.

Amounts are expensed on a straight line basis (and the prepaid asset reduced) over the periods the services are provided. The prepaid expense balance includes $0 and $5,431 at October 31, 2012 and October 31, 2011 respectively for share based payments to non-employees for services. The share based payment is being amortized over a three year period, starting in January 2009.  For the years ended October 31, 2012 and 2011, the Company recognized expense of $5,431 and $166,671, respectively related to this share based payment which is recorded in “Consulting Expenses.”  See Note 8 for a complete discussion of the share valuation and accounting for share based payments to non-employees in exchange for services and a detailed listing of the transaction amounts.

Property & Equipment	12 Months Ended
Oct. 31, 2012
Property and Equipment [Abstract]
Property & Equipment
Note 5 - Property & Equipment

Property and equipment consisted of the following:

	10/31/2012	10/31/2011
Computer Hardware	$4,233	$4,233
Furniture and Fixtures	1,494	1,494
Less: Accumulated depreciation & amortization	(5,158)	(4,946)
	$569	$781

Depreciation expense incurred during the years ended October 31, 2012 and 2011 amounted to $212 and $212, respectively.

Intellectual Property	12 Months Ended
Oct. 31, 2012
Intellectual Property [Abstract]
Intellectual Property
Note 6 – Intellectual Property

The Company has several patent applications pending regarding proprietary chemical formulations that the Company believes are capable of neutralizing noxious chemicals and eliminating harmful microbes. The Company capitalized the costs of acquired technology, know-how and trade secrets and identifiable costs incurred to develop file and defend the Company’s Intellectual Property and new patent or provisional patent applications (collectively “Intellectual Property”) in accordance with FASB ASC 350. Periodic gross carrying amounts and related accumulated amortization were as follows:

	10/31/2012	10/31/2011
Gross Carrying Amount	$15,256,688	$15,289,188
Accumulated Amortization	(5,298,466)	(4,589,742)
Net Carrying Amount	$9,958,222	$10,699,446

The Company follows FASB ASC 350-30-35 and amortizes the costs of its Intellectual Property over the shorter of its specific useful life, or 20 years. The Company is amortizing its Intellectual Property over 20 years, with no anticipated residual value.  Amortization expense for the years ended October 31, 2012 and 2011 was $708,724 and $706,616, respectively.

Estimated amortization expense is as follows

10/31/2013	$708,723
10/31/2014	$708,723
10/31/2015	$708,723
10/31/2016	$708,723
10/31/2017	$708,723

On February 28, 2011, the Company received approval and registration from the Environmental Protection Agency (“EPA”) in response to the Company's regulatory application for its Ygiene® 206 formulation.  The Company has secured 32 state approvals to market and distribute Ygiene® 206.  These approvals are primarily in states east of the Mississippi River.  The Company is pursuing approvals in the remaining 18 states as needed.

Related Party Payables	12 Months Ended
Oct. 31, 2012
Related Party Payables [Abstract]
Related Party Payables
Note 7 - Related Party Payables

The Company recorded interest on promissory notes entered into with former members of the Board of Directors who resigned their positions with the Company on January 29, 2009.  For the years ended October 31, 2012 and 2011, the Company recorded interest of $2,072 and $2,072, respectively related to these notes.

Stock Based Compensation	12 Months Ended
Oct. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 8 - Stock Based Compensation

The Company issues shares of its common stock to employees and non-employees as compensation for services provided. Stock based compensation related to employees is accounted for in accordance with FASB ASC 718-10 and ASC 505-50 for non-employees. All shares, except those listed below, issued during fiscal years 2012 and 2011 were fully vested upon grant of the shares or no later than the respective year end dates.

Employees and Board Members

Measurement of compensation cost related to shares of common stock issued to employees is based on the grant date fair value of the shares. Fair value was determined through the use of quoted prices in the trading market for the Company’s shares (OTCBB) or arms-length exchanges of shares for cash in private transactions, in periods that quoted market prices were not available.

On November 21, 2011, the Company issued 2,500,000 shares of common stock to Andrew Kielbania, the Company’s Chief Scientific Officer as compensation for assisting the Company for developing the Company’s products.  The shares were valued at $.08 per share reflective of the value for the Company’s common stock established by the Vinfluence transactions.  The transaction was recorded as $200,000 to Research and Development Expense for the year ended October 31, 2011.

The Company issued 500,000 shares each, respectively, to Frank Battafarano and Ronald Del Mauro on November 21, 2011 pursuant to their agreements to participate as members of the Company’s board of directors.  The shares for services were valued at $.08 per share reflective of the value for the Company’s common stock established by the Vinfluence transactions for an initial total cost to the Company of $80,000.  Subsequently, Mr.Battafarano and Mr. Del Mauro resigned prior to the end of their terms, and the Company is in the process of canceling the original certificates and reissuing the shares in amounts of 160,000 and 200,000, respectively which resulted in a reduction of the total cost of these agreements of $47,200 for the year ended October 31, 2012

On February 28, 2011, the Company received approval and registration from the EPA in response to the Company's regulatory application for its Ygiene® 206 formulation.   In conjunction with the recent EPA approval and the verbal agreement entered into, the Chief Scientific Officer earned 555,822 restricted shares of common stock on February 28, 2011.    The value of the stock based compensation was $289,027 which was based on the closing price of the Company’s common stock on February 28, 2011.  The Company issued the shares on April 18, 2011.  The Company recognized the expense as research and development and increased common stock and additional paid in capital accordingly.

Stockholders' Equity (and Non-Controlling Interest)	12 Months Ended
Oct. 31, 2012
Stockholders' Equity (And Non-Controlling Interest) [Abstract]
Stockholders' Equity (and Non-Controlling Interest)

Note 9 - Stockholders’ Equity (and Non-Controlling Interest)

Common Stock

During the years ended October 31, 2012 and 2011, the Company issued 0 and 1,810,116 shares of the Company’s common stock for gross proceeds of $0 and $342,500, respectively, in private placement transactions.

During the years ended October 31, 2012 and 2011, the Company issued an aggregate of 3,530,000 and 1,683,713 shares of common stock to non-employees and board members for professional services having a value of $283,000 and $516,517, respectively.  The shares for services were valued and issued at the prevailing quotation prices for the Company's stock at the time of issuance.

On October 31, 2011, the Company awarded Mr. Kielbania 2,500,000 shares of the Company’s common stock for services rendered in the scientific advancement of the Company’s products. The shares for services were valued at $.08 per share reflective of the value for the Company’s common stock established by the Vinfluence transactions which resulted in research and development expense of $200,000 in the year ended October 31, 2012.

During the year ended October 31, 2012, the Company received conversion notices for two unsecured promissory notes issued to Asher Enterprises on August 18, 2011 and September 15, 2011 in the amounts of $60,000 and $42,500, respectively, which issuances resulted in gross proceeds to the Company of $102,500.  The Company issued 2,384,967 shares of common stock to Asher for settlement of the gross proceeds of $104,900 which includes accrued interest of $2,400 at an annual interest rate of 8%.

During the years ended October 31, 2012 and 2011 and in connection with the Share Exchange (as defined below), various non-controlling interests exchanged 0 and 1,199,458 shares of BioLabs common stock for the same number of shares of the Company common stock.

On October 18, 2012, the Board of Directors of the Company approved a stock compensation plan for professionals and consultants.  Pursuant the approval of the plan, on November 7, 2012, the Company filed with the Securities and Exchange Commission a registration statement for issuance of up to ten (10) million shares pursuant to the stock compensation plan.

Preferred Stock

On October 31, 2011, the Board of Directors of the Company approved the designation of the following Series of Preferred Stock:

1.
Two hundred thirteen thousand five hundred (213,500) shares of Series B Preferred Stock. Each share of Series B Preferred Stock is convertible into 125 shares of the Company's common stock.  The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.

2.
One hundred thousand (100,000) shares of Series C Preferred Stock. Each share of Series C Preferred Stock is convertible into 125 shares of the Company's common stock.  The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.

3.
Two hundred thirty one thousand one hundred (231,100) shares of Series D Preferred Stock. Each share of Series D Preferred Stock is convertible into 125 shares of the Company's common stock.  The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.

4.
One hundred forty thousand (140,000) shares of Series E Preferred Stock. Each share of Series E Preferred Stock is convertible into the Company's common stock at a conversion price equal to seventy five percent (75%) of the average closing bid price of the Company's common stock, based on the prior 10-day closing price, subject to a floor of $0.08 per share.

In November 2011, the Company initiated a plan to restructure most aspects of management and operations.  Pursuant to the plan the Company retained new management and board of director’s representatives with experience in acute care hospitals, long-term health care and consumer oriented hygiene products.  In addition, on November 2, 2011 the Company entered into definitive financing and strategic distribution agreements with Vinfluence Pty Ltd ("Vinfluence"), New South Wales, Australia.  The agreements provide for the assumption of, and indemnification for, $2,374,932 of accounts payable and accrued compensation and the assumption of, and indemnification for, $2,070,271 of convertible loans and $2,400,000 of equity capital.  In exchange for cash and future royalties, the Company has also signed a 10-year licensing and distribution agreement with Vinfluence for exclusive manufacturing and distribution in Asia and non-exclusive manufacturing and distribution rights in Europe and sales to the US Military.

In connection with the Vinfluence Agreements, on November 7, 2011, the Company issued 213,491 shares of Series B Preferred Stock to Vinfluence in exchange for their purchase and assumption of $2,134,914 of accounts payable and certain convertible notes payable.  In addition, on November 7, 2011, the Company issued 231,029 shares of Series D Preferred Stock to Vinfluence in exchange for their purchase and assumption of $2,310,289 of certain accounts payable, accrued compensation and convertible notes payable.  At October 31, 2012, the Company has received confirmed settlements and releases from debt holders of debt associated with Series B Preferred Stock and Series D Preferred Stock of $1,384,876 and $1,533,654, respectively.  Currently, the debt remaining to be settled and released associated with the Series B Preferred Stock was $750,038, and $776,635 associated with the Series D Preferred Stock or an aggregate debt to be settled and released by debt holders of $1,526,673.  Pursuant to our settlement negotiations, we have an agreement in principle with Vinfluence by which they agree to return the shares issued for the debts that are not settled.  Vinfluence has not fulfilled the terms of the Vinfluence Agreement in connection with the Series E Preferred Stock, and consequently no shares have been issued.

During the year ended October 31, 2012, the Company received conversion notices from Vinfluence in aggregate for 298,897 shares of Series B Preferred Stock and Series D Preferred Stock which are convertible into 125 shares of common stock for each share of the Preferred Stock.  In satisfaction of the conversion notices, the Company issued 37,362,125 shares of common stock to Vinfluence.

During the year ended October 31, 2012, the Company issued 100,000 shares of the Company’s Series C Preferred Stock for gross proceeds of $1,000,000 to Vinfluence.

Included in stockholder’s equity is Series A Preferred Stock that is convertible into common stock of BioLabs at a rate of 10 shares of common stock for each share of preferred stock.

BioLabs is authorized to issue 5,000,000 shares of preferred stock, $0.001 par value, of which 800,000 shares are designated as Convertible Series A Preferred Stock.  The BioLabs’ Certificate of Incorporation authorizes the Board of Directors to determine the preferences, limitations and relative rights of any class or series of preferred stock prior to issuance.  Each such class or series must be given distinguishable designated rights prior to issuance. As of October 31, 2012 and October 31, 2011, 59,484 and 59,484 shares of the Company’s Series A Preferred Stock were issued and outstanding, respectively.

Through the date of this report, the rights and preferences of the outstanding preferred stock are identified below:

Convertible Series A Preferred Stock:

1.	800,000 Authorized shares.
2.
Holders of shares of Series A Preferred Stock have the right to vote and shall be entitled to the number of votes equal to the largest number of full shares of Common Stock into which such shares of Series A Preferred could be converted.

3.
Each share of Convertible Series A Preferred Stock is convertible into 10 shares of common stock of BioNeutral Laboratories Corp, which can be exchanged on a 1 for 1 basis with BioNeutral Group, Inc.’s common stock.

4.	Liquidation preference equal to 250% of the stated value of $7.21 of the shares.
5.	No dividends are issuable to any shareholders who rank junior to the preferred shares.
6.
Upon an initial public offering or if a significant trading market develops and other parameters occur in relation to the Company's common stock, each preferred share shall be mandatorily converted into 10 shares of common stock.

7.	Par value of $0.001.

Convertible Series B,C,D Preferred Stock:

1.	Authorized shares of 213,491, 100,000 and 231,029 of Series B, C and D, respectiviely.
2.	Non voting.
3.	Each share of Convertible Series B, C, D Preferred Stock is convertible into 125 shares of common stock of BioNeutral Group, Inc.
4.	Liquidation preference equal to the number of shares issued at the stated value of $10.00 per share.
5.	No dividends are issuable.
7.	Par value of $0.001.
During fiscal year ended October 31, 2010 the Company exchanged shares with several of the BioLabs preferred and common stockholders, all of whom exchanged their shares at a ratio of 1 share of preferred stock for 10 shares of common stock and 1 to 1 common exchange, except for four preferred stockholders and common stockholders of BioLabs who were issued an aggregate of 3,598,800 shares of common stock. These four shareholders exchanged their shares at a ratio of 200 shares of common stock for 1 share of preferred stock and a 1 to 1 common share exchange.  Although all of the exchanged shares are reflected in the financial statements as issued and outstanding, the issuance of shares to the four holders who exchanged at the higher exchange ratio is subject to dispute.  As a result of the above transaction, the Company is disputing the issuance of 2,634,730 shares of common stock. A resolution of this dispute is currently being pursued by the Company.  However the exact nature and effect of such a resolution on the financial statements of the Company is not currently known.  In this regard, a prospective resolution could ultimately produce various financial statement effects including, but not limited to a reduction in the Company’s issued and outstanding common stock and an increase to earnings per share or no effect at all.

During the years ended October 31, 2012 and 2011, various holders of our preferred shares exchanged 0 and 24,269, respectively, of Series A Preferred shares into 0 and 242,690 shares of common stock at the rate of 10 common shares to one preferred share, in accordance with the term of our preferred share agreement, dated December 12, 2006.

Non-Controlling Interest

In connection with the reverse acquisition disclosed in Note 1, initially approximately 14% of BioLabs’ common shareholders did not participate in the exchange of their shares of BioLabs common stock for shares of common stock of the Company. Those shareholders are recognized as a non-controlling interest in the Company’s consolidated financial statements in accordance with FASB ACS 805-40-25-2. The assets, liabilities and operations underlying the shares of BioLabs and the Company are identical. However, the shares representing ownership of the Company reflect the combined entity after the Share Exchange transaction, while BioLabs shares included in the non-controlling interest held by the non-controlling interest represent ownership of that legal entity.

Non-Controlling Interest at October 31, 2010	$570,301
Non-Controlling Interest Converted	$(25)
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2011	$(241,693)
Non-Controlling Interest at October 31, 2011	$328,583
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2012	$(219,981)
Non-Controlling Interest at October 31, 2012	$108,602

The Series A Preferred Stock is recognized in the Non-Controlling Interest. If the 59,484 shares of preferred stock were fully converted into shares of BioLabs common stock and Preferred Shareholders did not elect to exchange those shares for Company common stock, the Non-Controlling interest would be 8.44% as of October 31, 2012 and 2011.

Taxes	12 Months Ended
Oct. 31, 2012
Taxes [Abstract]
Taxes

Note 10 - Taxes

The Company did not file federal tax returns for the fiscal years ended December 31, 2007, the ten months ended October 31, 2008 and the fiscal years ended October 31, 2009, 2010, 2011 and 2012These returns which are not expected to report any tax due and are currently being prepared. The Company has its primary operations in the State of New Jersey and is required to file New Jersey corporate income tax returns. The Company has not filed New Jersey State tax returns. Since the Company would have incurred tax losses for each of the years for which returns have not been filed, it anticipates that only minimal taxes could be be due, including any interest and penalties that might be assessed.

The Company is not in discussions with any tax authorities whereby any settlements over past due taxes are in progress.

The income tax provision (benefit) consists of the following:

	October 31, 2012	October 31, 2011
Federal
Current	$-	$-
Deferred	1,961,982	(1,020,907)
State and Local
Current	-	-
Deferred	342,770	(178,358)
Change in valuation allowance	(2,304,752)	1,199,265
Income tax provision (benefit)	$-	$-

The following is a reconciliation of the expected tax expense (benefit) on the U.S. statutory rate to the actual tax expense (benefit) reflected in the statement of operations:

	Years Ended
	October 31, 2012	October 31, 2011
U.S. federal statutory rate	(34%)	(34%)
State income tax, net of federal benefit	(5.9%)	(5.9%)
Increase in valuation allowance	(88.4%)	39.2%
Intellectual property adjustment	128.2%	0%
Other permanent items	.1%	.8%
Income Tax provision (benefit)	0%	0%

As of October 31, 2012 and 2011, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	Years Ended
	October 31, 2012	October 31, 2011
Deferred Tax Assets
Net operating loss carryovers	$15,756,864	$14,256,341
Intangible asset amortization	705,402	4,166,157
Allowance for doubtful accounts	17,842	19,857
Accrued compensation	68,564	441,581
Interest on convertible debt	125,470	97,128
Stock-based compensation	200,619	198,449
Total deferred tax assets	16,874,761	19,179,513
Valuation allowance	(16,874,761)	(19,179,513)
Deferred tax assets, net of valuation allowance	$-	$-

 For the years ended October 31, 2012 and October 31, 2011, the Company had approximately $39.5 million and $35.7 million in U.S. federal and state net operating loss carryovers (“NOLs”), respectively, which begin to expire 20 years from the original due date of the tax returns are filed.  The NOLs may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than fifty percent change in ownership as determined under the regulations.  The Company has performed a preliminary review and has determined that the NOLs are not currently subject to limitation.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on this assessment, management has established a full valuation allowance against all of the deferred tax assets for each period because it is more likely than not that all of the deferred tax assets will not be realized.  The change in valuation allowance for the years ended October 31, 2012 and 2011 is $2,304,752 and $1,199,265, respectively.

Related Party Transactions	12 Months Ended
Oct. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 - Related Party Transactions

Related Party Events for Fiscal Year Ended October 31, 2012

The Company issued an unsecured convertible promissory note to Michael D. Francis, (“Francis”) a shareholder of the Company on June 7, 2012, which issuance resulted in gross proceeds to the Company of $60,000.  Interest shall accrue at the rate of 8% per annum and payable on the maturity date of October 31, 2012.  Francis will have the right to convert the principal amount of the note and all accrued but unpaid interest into common stock of the Company at $.07 per share.  The conversion price of $.07 per share is equal to 75% of the closing price of the Company’s common stock for the 10 preceding days. The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company issued an unsecured convertible promissory note to Francis on August 8, 2012, which issuance resulted in gross proceeds to the Company of $100,000.  Interest shall accrue at the rate of 8% per annum and payable on the maturity date of October 31, 2012.  Francis will have the right to convert the principal amount of the note and all accrued but unpaid interest into common stock of the Company at $.06 per share.  The conversion price of $.06 per share is equal to 75% of the closing price of the Company’s common stock for the 10 preceding days. The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company received loan proceeds from Francis on September 7, 2012, which resulted in gross proceeds to the Company of $30,000.  The loan proceeds were consolidated to a convertible promissory note issued by the Company on December 6, 2012 (see Note 14 – Subsequent Events).

The Company received loan proceeds from Francis on September 19, 2012, which resulted in gross proceeds to the Company of $30,000.  The loan proceeds were consolidated to a convertible promissory note issued by the Company on December 6, 2012 (see Note 14 – Subsequent Events).

Related Party Events for Fiscal Year Ended October 31, 2011

The Company issued an unsecured promissory note to Francis (“the Francis Note”) on December 10, 2010, which issuance resulted in gross proceeds to the Company of $75,000.  On January 23, 2012 the note was satisfied with an agreement for settlement and release arranged for pursuant to our “Agreement to Assign and Settle Notes” with Vinfluence.

The Company issued an unsecured promissory note to Herbert Kozlov, (“Kozlov Note”) a shareholder of the Company, on December 6, 2010, which issuance resulted in gross proceeds to the Company of $50,000. The note went in default and the parties have mutually agreed to extend the maturity date to March 1, 2013.

The Company issued two unsecured promissory notes to Capara Investments, (“Capara Notes”) an affiliated company of Raj Pamani of which Mr. Pamani is the sole member, and a shareholder of the Company, of $50,000 on June 1, 2011, $50,000 on July 1, 2011 and $5,000 on October 24, 2011, which issuances resulted in gross proceeds to the Company of $105,000 in total.

Accrued and unpaid interest is added to the unpaid principal amount of the Director Notes, Shareholder Notes and Unrelated Party Notes every three months. Interest expense on the Director Notes, Shareholder Notes and Unrelated Party Notes every for the year ended October 31, 2012 and 2011 was $66,079 and $151,771 respectively. During the years ended October 31, 2012 and 2011, $73,722 and $211,833 of accrued interest was added to the principal amount of the Francis Note, Kozlov Note and Capara Notes.

Notes Payable	12 Months Ended
Oct. 31, 2012
Notes Payable [Abstract]
Notes Payable

Note 12 – Notes Payable

The Company issued an unsecured promissory note to Asher Enterprises, Inc. (“Asher”, the “Holder”) on September 20, 2012 which resulted in gross proceeds to the Company of $53,000.  The note bears an 8% annual interest rate, is due and payable with unpaid interest in cash on June 24, 2013, and is reported in the Company’s balance sheet as Notes Payable – Short Term. The Holder may convert from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the Issue Dates and ending on the Maturity Dates the unpaid principal amount and interest into shares of the Company’s common stock equal to the Conversion Price which is the product obtained by multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.  The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company issued a convertible promissory note to Asher in July 2012 which issuance resulted in gross proceeds to the Company of $83,500.  The note bears an 8% annual interest rate, is due and payable with unpaid interest in cash in April 13, 2013, and is reported in the Company’s balance sheet as Current Portion of Notes Payable. The Holder may convert from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the issue date and ending on the maturity date the unpaid principal amount and interest into shares of the Company’s common stock equal to the Conversion Price which is the product obtained by multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.  The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company issued two unsecured promissory notes to Asher on August 18, 2011 and September 15, 2011 which issuances resulted in gross proceeds to the Company of $60,000 and $42,500, respectively, for total gross proceeds of $102,500.  The notes bear an 8% annual interest rate, was due and payable with unpaid interest in cash on May 22, 2012 and June 19, 2012. (“the Maturity Dates”) and is reported in the Company’s balance sheet as Notes Payable – Short Term. The Holder may convert from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the Issue Dates and ending on the Maturity Dates the unpaid principal amount and interest into shares of the Company’s common stock equal to the Conversion Price which is the product obtained by multiplying 58% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.  The notes were converted to shares of the Company’s common stock at various points in time during 2012.

The Company issued an unsecured promissory note to Blackbeth Holdings Ltd on August 1, 2011 in the amount of $50,000.  On March 7, 2012 the note was satisfied with an agreement for settlement and release arranged for pursuant to our “Agreement to Assign and Settle Notes” with Vinfluence.

Commitments & Contingencies	12 Months Ended
Oct. 31, 2012
Commitments and Contingencies [Abstract]
Commitments & Contingencies

Note 13 – Commitments & Contingencies

Operating Leases

The Company renewed its annual lease agreement for its office and laboratory space in Newark, New Jersey.  The lease term was for the twelve months September 1, 2011 to August 31, 2012.  The monthly rent is $3,019 per month.  The Company is currently renting the office and laboratory on a month to month basis at the same rate.

On November 1, 2011, the Company rented executive office space in Morristown, New Jersey for a period of one year.  The monthly rent was $4,998 per month.  Effective September 1, 2012 the Company reduced the size of the rental space to and rent $2,651 per month.  The Company arranged for a three month extension of the rental agreement which expires on January 31, 2013, at which time it plans to vacate the space.

The following table summarizes the Company’s future minimum lease payments under operating leases agreements for the one year subsequent to October 31, 2012:

Year Ended:
October 31, 2013	$7,953

Rent expense for fiscal years ended October 31, 2012 and 2011 was $79,374 and $23,578, respectively.

Litigation

On November 26, 2012, the Company filed a complaint against Raj Pamani, a shareholder and former director of the Company in the Superior Court of New Jersey Essex County: Chancery Division (“the Complaint”).  Included also as defendants were several entities to which in 2009 the Company awarded approximately 13 million shares of its common stock in consideration for consulting contracts which the Company has concluded were fraudulently induced and were later deemed to be worthless (the “Defendant Entities”).  By causing the Company to enter into the contracts to its detriment in favor of Mr. Pamani’s and the Defendant Entities self-enrichment, the Company seeks to recover damages incurred from the actions of Mr. Pamani and the Defendant Entities as a result of self-dealing, breach of fiduciary duty, breach of loyalty and fraud.  As this matter unfolds, the Company may pursue and recover damages incurred from other parties that come to its attention for their participation.

On August 1, 2012, the Company filed a complaint for declaratory judgment against Vinfluence in the United States District Court for the Southern District of New York (“the Complaint”).  Due to issues and disagreements under the contracts, the Company seeks to cancel and/or rescind the contracts, and to prevent actual damages from occurring.   In doing so, we seek a declaratory judgment from the court that 1.) all five contracts between the Company and Vinfluence should be read together as one integrated contract; 2.) Vinfluence did not exercise the Option, as defined in the Agreement to License Invention (“License Agreement”), and that the Option has expired; and 3.) New York is the proper forum for disputes.  In response, on December 24, 2012, Vinfluence filed a Statement of Claim in the Supreme Court of South Wales in Sydney Australia (“the “Vinfluence Claim”).  The Vinfluence Claim seeks monetary damages and alleges several breaches of contract under the License Agreement most importantly that 1.) Vinfluence performed its obligations and supplied adequate consideration for both the license for their Territory and for the Optioned Territory (as defined in the License Agreement); and BioNeutral failed to deliver on all of its obligations.  The Company and Vinfluence have been negotiating and an agreement in principle has been reached the details of which are being incorporated in a written agreement.  Among other provisions, the “Agreement to Assign and Settle Debt” and the “Agreement to Assign and Settle Notes” would be terminated and a certain amount of shares provided to Vinfluence under such agreements would be returned to the Company.  In addition, the License Agreement would be terminated and replaced by a Distribution Agreement pursuant to which Vinfluence would receive distribution rights in certain Asian-Pacific countries.  In the event that the agreement in principle cannot be finalized, the Company will vigorously pursue the matter in court.

On October 1, 2009, the SEC issued a formal order of investigation to the Company regarding possible securities laws violations by us and other persons.  The investigation concerns the process by which the Company became a publicly traded entity, trading in the Company’s shares, and disclosure and promotion of developments in the Company’s business.  The SEC has requested that the Company deliver certain documents to the SEC.  The Company has, and will continue to fully cooperate with the SEC with respect to its investigation.

The Company has incurred, and may continue to incur costs that may be significant in responding to such investigation.  Any adverse findings by the SEC in connection with such investigation could have a material adverse impact on the Company's business, including the Company's ability to continue to operate as a publicly traded company.

In April 2005, the Company filed in the US Patent and Trademark Office (the “USPTO”) an application for the registration of the trademarks BioNeutral™, Ogiene® and Ygiene®, based on its intent to use each of these marks in commerce.  In April 2006, the USPTO issued notices of allowance signifying that each of these trademarks was entitled to registration after timely submission of statements of use, including evidence that such trademarks have been properly used in commerce.  From June through November of 2008, however, the Company’s applications for each of these trademarks were declared abandoned by the USPTO, since the Company inadvertently failed to timely file the appropriate statements of use with respect to each trademark within the six-month period from the date the USPTO issued the respective notices of allowance.  In July 2009, the Company again submitted applications for each of these trademarks as well as the Company’s tagline SCIENCE TO SAVE LIVES & PROTECT THE ENVIRONMENT®; however, the Company learned that PURE Bioscience, a company focused on the development and commercialization of bioscience products, had filed application for the registration of the trademarks BioNeutral™ and Ygiene® prior to the Company’s resubmission of its applications.  Subsequently in 2011, the Company received trademark registration from the USPTO for Ygiene®, Ogiene® and the Company’s tagline SCIENCE TO SAVE LIVES & PROTECT THE ENVIRONMENT®. The Company intends to pursue with the Trademark Trial and Appeal Board an opposition to PURE Bioscience's application with respect to BioNeutral™. The Company cannot assure you that it will be successful with such opposition on a timely basis, if at all.  In May 2011, the Company received notice that PURE Bioscience filed a petition with the USPTO for cancellation of the Company’s Ygiene® registration.  The Company intends to pursue a vigorous opposition to the petition for cancellation; however the Company cannot assure you that it will be successful with such opposition on a timely basis, if at all.

Other than the foregoing, the Company is not a party to, and none of the Company’s property is the subject of, any pending legal proceedings other than routine litigation that is incidental to the Company’s business.

Employment Agreements

On July 9, 2012, the Company announced that, effective July 2, 2012, Mr. Mark Lowenthal, a member of the Company’s Board of Directors, has agreed to serve as the Company's President and Chief Executive Officer. The term of Mr. Lowenthal's employment shall be indefinite. Mr. Lowenthal's compensation shall consist of a $300,000 per annum base salary, except that Mr. Lowenthal shall receive a base salary of $150,000 per annum, with the remainder being deferred until such time as the Company has at least $4,000,000 in gross revenues or raises at least $3,000,000 in financing. Mr. Lowenthal shall also be entitled to a bonus in an amount not to exceed 25% of his base salary in the event that the Company reaches certain performance goals. Mr. Lowenthal shall also be granted options to purchase 5% of the outstanding capital stock of the Company at a price of $0.10 per share, which options shall vest at an annualized rate of 25% per year. Mr. Lowenthal shall also be entitled to a one-time success fee in the amount of $5,000,000 if the Company is sold or merged during the term of his employment, provided that the Company is valued at $100,000,000 or more in connection with such sale or merger (if the value is between $75,000,000 and $99,999,999.99 then the success fee will be pro-rated).  Andy Kielbania, who was the Company's Interim Chief Executive Officer, will be the Company's Chief Technology Officer going forward.

Other Contingencies

Approximately 4.8 million shares issued in the Share Exchange were issued by the then transfer agent to stockholders of BioLabs for whom the Company does not have records as having consented to the Share Exchange. The Company currently holds approximately 92% of the outstanding interests in its subsidiary, BioLabs. The Company did not receive consents to the Share Exchange from all common and preferred shareholders of BioLabs, and the Company has accounted for those shareholders who did not sign consents as holders of the remaining 8% outstanding interests in BioLabs. The Share Exchange consents did not specify the number of shares of BioLabs common stock to be exchanged by the consenting shareholder and did not affirmatively make the representation and warranties to be made by our stockholders as set forth in the Share Exchange. In light of such omissions, there can be no assurances that a shareholder will not challenge the validity of its consent and request a rescission offer in respect of shares of common stock issued to such person. There can also be no assurances that in light of the content of such Shareholder consent, the Company had a basis for a valid private placement of its common stock issued in the Share Exchange, which if such were the case, may negatively affect our status as a publicly traded company.

In addition, the Company believes that the shareholders who consented to the Share Exchange and were issued shares of Company common stock failed to deliver the stock certificates representing their shares of common stock and Series A Preferred Stock of BioLabs and may claim they also have an ownership interest in BioLabs. Although the Company would challenge any such claims, it cannot assure investors that it would prevail, in which case the Company’s percentage ownership interest in BioLabs would decrease.

Searchhelp, Inc. Royalty Rights

On February 3, 2004, the Company’s subsidiary, Environmental Commercial Technology, Corp. (“ECT”), entered into an agreement with Searchhelp, Inc. (“Searchhelp”).  Searchhelp paid cash and issued shares of its common stock and stock warrants to ECT in order to acquire a royalty equal to 5% of the gross sales of a product ECT was developing (the “U.S. Product”).  The U.S. Product, which has not been commercially released and has not been approved by the U.S. Environmental Protection Agency ("EPA"), was intended to prevent the growth of mold and fungus.  The Company has determined that for reasons based on the underlying science, the U.S. Product cannot be approved by the EPA.  As a result, the U.S. Product is not commercially viable for the production of revenue.  The agreement with Searchhelp was for a 5 ½ year term, commencing on the first quarter in which the royalty payments to Searchhelp have aggregated to $50,000.  The U.S. Product has not produced revenue and therefore the Company is under no obligation to make royalty payments.  With respect to the consideration paid in the form of cash and issued shares by Searchhelp to ECT, repayment is contingent to the extent that the Company has materially modified the underlying license agreements.  The Company has not modified the underlying license agreements, and as such, is under no obligation to return the consideration of cash and shares.  Accordingly, no liability has been recorded.  The Company reached these conclusions based on recent internal review of the underlying agreements and products related thereto.

Subsequent Events	12 Months Ended
Oct. 31, 2012
Subsequent Events [Abstract]
Subsequent Events:

Note 14 - Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued.  All appropriate subsequent event disclosures, if any, have been made in the notes to the consolidated financial statements.

On December 26, 2012, the Company issued 692,308 and 538,462 shares of its S-8 registered common stock to Ray Dunning and Ken Munson, respectively, for compensation for their efforts offering our products for sale to potential customers.  The shares were valued and issued $.08 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.

On December 26, 2012, the Company issued 145,678 shares of its S-8 registered common stock to Daniel Medina for marketing services.  The shares were valued and issued $.07 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.

On December 12, 2012, the Company appointed Robert Machinist as Chairman of is Audit Committee and Ben Hanafin as Chairman of its Executive Compensation Committee. The Company also approved a grant of unregistered common stock to its independent directors as follows: Ben Hanafin 342,466 shares, Robert Machinist 513,698 shares and Philip Tierno 219,178 shares.  The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.

On December 12, 2012, BioNeutral Group, Inc. (the “Company”) issued a promissory note (the “JMJ Note”) in the principal amount of $250,000 to JMJ Financial (“JMJ”). The JMJ Note is due on December 12, 2013. To date, the Company has received $60,000 of the loan represented by the JMJ Note. The JMJ Note is interest free if repaid within 90 days and if not paid within 90 days it bears interest at 10%. The principal and any accrued interest are convertible into the Company’s common stock at the lower of $.09 per share of 70% of the lowest trade price in the 25 days prior to conversion. JMJ has piggyback registration rights with respect to the shares into which the JMJ Note is convertible.

On December 6, 2012, the Company entered issued a new promissory note (the “Francis Note”) to Michael D. Francis, the Company’s principal stockholder in the amount of $409,252. The Francis Note includes all amounts previously owed and due to Mr. Francis. The Francis Note also includes $245,000 of new funding provided by Mr. Francis. The Francis Note is due on May 6, 2014. The Francis Note bears interest at 18% per annum. Mr. Francis has the right to convert the principal and interest into the Company’s common stock at $.055 per share which is equal to 75% of the closing price of the Company’s common stock or the 10 preceding days prior to December 6, 2012.

On December 11, 2012, the Company entered into an Equity Purchase Agreement with Southridge Partners II, LP for an equity line of up to $10,000,000. Pursuant to the Equity Purchase Agreement, the Company has the right, at its discretion, to sell to Southridge up to $10 million of its common stock from time to time over a 36-month period. The Company will have the right, but is not obligated, to sell stock to Southridge depending on certain conditions as set forth in the Agreement. Both parties have also entered into a Registration Rights Agreement under which, the Company agreed to file a registration statement with the Securities and Exchange Commission with respect to the Shares. The ability to draw on the line is conditioned upon having an effective registration statement. In connection with obtaining the equity line, the Company issued Southridge a $50,000 promissory note (the “Southridge Note”) due May 31, 2013 to satisfy its fees owned to Southridge on the equity line. The Southridge Note is convertible into common stock at a 50% discount to the lowest closing bid price of the common stock for the five days prior to conversion.

On October 31, 2012, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Asher Enterprises, Inc., a Delaware Corporation (the “Holder”) for the sale and issuance of an 8% convertible promissory note in the principal amount of $53,000 (the “Note”). The Purchase Agreement became effective on November 2, 2012 when the transaction closed.  The principal balance of the Note is convertible into common stock, $0.00001 par value, of the Company, at the election of the Holder, beginning 180 days after the issuance of the Note. The conversion price of the Note shall be equal to 58% multiplied by the market price (as defined in the Note). The Note matures on August 2, 2013. The Company has the right to prepay the principal and interest at a premium depending on the date that it is prepaid. Interest on the Note accrues at a rate of 8% per annum. The Note contains customary default provisions, including provisions for potential acceleration of the Note, a default premium, and default interest of 22%.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The accompanying financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. All significant intercompany transactions and balances were eliminated.

Revenue recognition
Revenue recognition

The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities and includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue in accordance with SEC Staff Accounting Bulletin No. 104 based on when (i) persuasive evidence of an arrangement exists, (ii) delivery or performance has occurred, (iii) the fee is fixed or determinable, and (iv) collectability of the sale is reasonably assured, which is normally the date the product is shipped.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount the Company expects to collect. The Company provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. Accounts receivable are presented net of an allowance for doubtful accounts of $44,672 and $49,716 at October 31, 2012, and 2011, respectively.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. For financial statement purposes, investments in money market funds are considered a cash equivalent and are included in cash and cash equivalents. The Company maintains it cash and cash equivalents at high credit quality institutions, with balances, at times, in excess of federally insured limits. As of October 31, 2012, the Company did not exceed the federally insured limits. Management believed that the financial institution that holds our deposits is financially sound and therefore poses minimal credit risk. At October 31, 2012 and 2011, the Company did not hold any cash equivalents.

Inventory
Inventory

Inventories are stated at the lower of cost or market determined by the first-in, first-out method.  In the normal course of business, when a customer places an order, the Company will place an order for manufacturing with its contract manufacturer.  Inventory consists primarily of finished goods.  Once completed, the contract manufacturer will ship directly to the customer.  As such, the Company does not currently store inventoried product at any location.  In addition, the Company does not have significant sales.  If sales were to increase in the future, the Company may decide that the best course of action would be to carry inventory.

Non-Controlling Interest
Non-Controlling Interest

A Non-Controlling Interest (“non-controlling interest”) was created as a result of the Company’s reorganization and recapitalization with a public shell corporation. The non-controlling interest arose because the Company’s records indicated that initially 14% of the shareholders of the accounting acquirer in the transaction, BioLabs, did not participate in the exchange of their shares of common stock of BioLabs for shares of common stock of the Company. In all material respects, the shares of the Company and the shares of the common stock of BioLabs included in the non-controlling interest represent different legal instruments conveying mirror ownership claims to the same underlying net assets and operations, as reflected in these consolidated financial statements.

Long-Lived Assets
Long-Lived Assets

Long-lived assets, such as property and equipment and definite-life intangible assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with FASB ASC 360-10-35-17 thru 35-35 “Measurement of an Impairment Loss.” The Company assesses the impairment of the assets based on the undiscounted future cash flow the assets are expected to generate compared to the carrying value of the assets. If the carrying amount of the assets is determined not to be recoverable, a write-down to fair value is recorded. Management estimates future cash flows using assumptions about expected future operating performance. Management’s estimates of future cash flows may differ from actual cash flow due to, among other things, technological changes, economic conditions or changes to the Company’s business operations.

Intangible Assets
Intangible Assets

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Intellectual Property is generally amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.  The Company continually evaluates the reasonableness of the useful lives of these assets. Once these assets are fully amortized, they are removed from the Consolidated Balance Sheets.  During its annual impairment testing of its intellectual property, the Company did not identify an impairment loss.

Property and Equipment
Property and Equipment

Property and equipment is and is recorded at cost less accumulated depreciation. Depreciation and amortization is calculated using the straight-line method over the expected useful life of the asset, after the asset is placed in service. The Company generally uses the following depreciable lives for its major classifications of property and equipment:

Description	Useful Lives
Furniture and Fixture	7 years
Computer hardware	3 years

Ordinary maintenance and repair expenses are charged to operations when incurred.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with Accounting Principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include valuing equity securities, share based payment arrangements, deferred taxes and related valuation allowances and assumptions used in impairment analysis. Certain of our estimates, could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all of its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Advertising expenses	Advertising expenses The Company expenses all advertising costs as incurred. Advertising expense was immaterial for the years ended October 31, 2012 and 2011, respectively.
Research and Development

Research and Development

In accordance with ASC Topic 730 research and development costs are expensed as incurred.  Research and development expenses consist of purchased technology (including but not limited to intellectual property), purchased research and development rights and outside services for research and development activities associated with product development.  Research and Development expense were $237,031 and $630,768 for the years ended October 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company will classify as income tax expense any interest and penalties. The tax years ending 2007, 2008, 2009, 2010,2011 and 2012 are still open for review by the various tax jurisdictions. The state jurisdiction the Company is required to file in is New Jersey. The Company has no material uncertain tax positions for any of the reporting periods presented.

Fair Value Measurements

Fair Value Measurements

The Company adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures”, which  defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. The carrying amounts of our long term credit obligations approximate fair value because the effective yields on these obligations are comparable to rates of returns for instruments of similar credit risk.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for stock-based compensation in accordance with ASC Topic 718. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes method for stock options and the quoted price of its common stock for unrestricted shares; the expense is recognized over the service period for awards expected to vest. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the pro rata compensation expense is adjusted accordingly until such time as the nonemployee award is fully vested, at which time the total compensation recognized to date equals the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers, many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Convertible Instruments

Convertible Instruments

 The Company evaluates and accounts for conversion options embedded in convertible instruments in accordance with ASC 815 “Derivatives and Hedging Activities.”

Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

Net income (loss) per share
Net income (loss) per share

The Company utilizes FASB ASC 260, Earnings per Share, to calculate net income or loss per share. Basic income or loss per share is computed by dividing the income or loss available to common stockholders (as the numerator) by the weighted-average number of shares of common stock outstanding (as the denominator). Diluted income or loss per share is computed similar to basic income or loss per share except that the denominator is increased to include the number of additional shares of common stock that would have been outstanding if all potential common stock (including common stock equivalents) had all been issued, and if such additional shares of common stock were dilutive. Under FASB ASC 260, if the additional shares of common stock are not dilutive, they are not added to the denominator in the calculation. Where there is a loss, the inclusion of additional shares of common stock is anti-dilutive (since the increased number of shares reduces the per share loss available to common stock holders). The Company incurred a net loss for the years ended October 31, 2012 and 2011 therefore, common stock equivalents have been excluded from the calculation of diluted loss per share, since they would be aniti-dilutive.

The following table outlines the common stock equivalents outstanding as of October 31, 2012 and October 31, 2011.

	10/31/2012	10/31/2011
Convertible Series A Preferred Stock – Non Controlling Interest	594,930	594,930
Convertible Series B Preferred Stock	6,686,375	-
Convertible Series C Preferred Stock	7,010,125	-
Convertible Series D Preferred Stock	17,006,375	-
Stock Options	6,142,809	-
Convertible Loans	13,347,354	16,018,272
	50,787,968	16,613,202

The Convertible Series A Preferred shares are currently held by the Non-Controlling interests until such time as they are converted into the Company’s common shares.

Segment Information
Segment Information

Accounting Standards Codification subtopic 280-10, Segment Reporting (“ASC 280-10”) establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information for those segments to be presented in interim financial reports issued to stockholders.  ASC 280-10 also establishes standards for related disclosures about products and services and geographic areas.  Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance.  The information disclosed therein materially represents all of the financial information related the Company’s principal operating segments.

The Company with its limited resources is currently operating in one segment and reporting unit.  As it matures it will look to organize the Company into various reporting units as it starts to develop and ascertain its markets and avenues of distribution and product offerings.  Therefore, it anticipates in the future it may be operating in multiple reporting units.

Reclassifications
Reclassifications

Certain accounts in the prior year financial statements have been reclassified for comparative purposes to conform with the presentation in the current year financial statements.  These reclassifications have no effect on previously reported loss.

ASU No. 2011-04, Fair Value Measurements [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04, Fair Value Measurements (ASC Topic 820). This ASU provides additional guidance on fair value disclosures. This guidance contains certain updates to the measurement guidance as well as enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for “Level 3” measurements including enhanced disclosure for: (1) the valuation processes used by the reporting entity; and (2) the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. This guidance is effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. Other than requiring additional disclosures on the Company’s “Level 3” disclosures, the adoption of this new guidance did not have a material impact on the Company’s consolidated results of operations and financial position.

ASU 2012-02, Intangibles-Goodwill and Other (Topic 350) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Major classifications of property and equipment for depreciable lives
Description	Useful Lives
Furniture and Fixture	7 years
Computer hardware	3 years

Summary of common stock equivalents outstanding

	10/31/2012	10/31/2011
Convertible Series A Preferred Stock – Non Controlling Interest	594,930	594,930
Convertible Series B Preferred Stock	6,686,375	-
Convertible Series C Preferred Stock	7,010,125	-
Convertible Series D Preferred Stock	17,006,375	-
Stock Options	6,142,809	-
Convertible Loans	13,347,354	16,018,272
	50,787,968	16,613,202

Property & Equipment (Tables)	12 Months Ended
Oct. 31, 2012
Property and Equipment [Abstract]
Summary of property and equipment
	10/31/2012	10/31/2011
Computer Hardware	$4,233	$4,233
Furniture and Fixtures	1,494	1,494
Less: Accumulated depreciation & amortization	(5,158)	(4,946)
	$569	$781

Intellectual Property (Tables) (Intellectual Property [Member])	12 Months Ended
Oct. 31, 2012
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Periodic gross carrying amounts and related accumulated amortization
	10/31/2012	10/31/2011
Gross Carrying Amount	$15,256,688	$15,289,188
Accumulated Amortization	(5,298,466)	(4,589,742)
Net Carrying Amount	$9,958,222	$10,699,446

Estimated amortization expense	Estimated amortization expense is as follows
10/31/2013	$708,723
10/31/2014	$708,723
10/31/2015	$708,723
10/31/2016	$708,723
10/31/2017	$708,723

Stockholders' Equity (and Non-Controlling Interest) (Tables)	12 Months Ended
Oct. 31, 2012
Stockholders' Equity (And Non-Controlling Interest) [Abstract]
Non-controlling interest

Non-Controlling Interest at October 31, 2010	$570,301
Non-Controlling Interest Converted	$(25)
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2011	$(241,693)
Non-Controlling Interest at October 31, 2011	$328,583
Non-Controlling interest Share of Net Loss for the Year ended October 31, 2012	$(219,981)
Non-Controlling Interest at October 31, 2012	$108,602

Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Taxes [Abstract]
Schedule of income tax provision (benefit)

	October 31, 2012	October 31, 2011
Federal
Current	$-	$-
Deferred	1,961,982	(1,020,907)
State and Local
Current	-	-
Deferred	342,770	(178,358)
Change in valuation allowance	(2,304,752)	1,199,265
Income tax provision (benefit)	$-	$-

Schedule of reconciliation of expected tax expense (benefit)

	Years Ended
	October 31, 2012	October 31, 2011
U.S. federal statutory rate	(34%)	(34%)
State income tax, net of federal benefit	(5.9%)	(5.9%)
Increase in valuation allowance	(88.4%)	39.2%
Intellectual property adjustment	128.2%	0%
Other permanent items	.1%	.8%
Income Tax provision (benefit)	0%	0%

Schedule of deferred tax assets

	Years Ended
	October 31, 2012	October 31, 2011
Deferred Tax Assets
Net operating loss carryovers	$15,756,864	$14,256,341
Intangible asset amortization	705,402	4,166,157
Allowance for doubtful accounts	17,842	19,857
Accrued compensation	68,564	441,581
Interest on convertible debt	125,470	97,128
Stock-based compensation	200,619	198,449
Total deferred tax assets	16,874,761	19,179,513
Valuation allowance	(16,874,761)	(19,179,513)
Deferred tax assets, net of valuation allowance	$-	$-

Commitments & Contingencies (Tables)	12 Months Ended
Oct. 31, 2012
Commitments and Contingencies [Abstract]
Summary of future minimum lease payments under operating leases
Year Ended:
October 31, 2013	$7,953

Nature of Business and Organization (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2009	Oct. 31, 2012
Nature of Business and Organization (Textual)
Share issued to the shareholders of BioLabs under share exchange transaction	44,861,023
Percentage of shareholders of BioLabs' not participated in exchange of shares in the reverse acquisition with the company		14.00%

Summary of Significant Accounting Policies (Details)	12 Months Ended
Oct. 31, 2012
Furniture and Fixture [Member]
Major classifications of property and equipment for depreciable lives
Property, plant and equipment, useful life	7 years
Computer hardware [Member]
Major classifications of property and equipment for depreciable lives
Property, plant and equipment, useful life	3 years

Summary of Significant Accounting Policies (Details 1)	Oct. 31, 2012	Oct. 31, 2011
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	50,787,968	16,613,202
Convertible Loans [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	13,347,354	16,018,272
Stock Option [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	6,142,809
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member] | Non- Controlling Interest
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	594,930	594,930
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	6,686,375
Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	7,010,125
Series D Preferred Stock [Member] | Convertible Preferred Stock [Member]
Summary of common stock equivalents outstanding
Common stock equivalents outstanding	17,006,375

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2012 Segment	Oct. 31, 2011
Summary of Significant Accounting Policies (Textual)
Research and Development Expense	$ 237,031	$ 630,768
Accounts receivable, net of allowances	$ 44,672	$ 49,716
Percentage of shareholders not participated in exchange of shares with acquier company	14.00%
Number of reportable segment	1

Going Concern (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 12, 2012	Oct. 31, 2012	Oct. 31, 2011	Dec. 11, 2012	Nov. 07, 2012	Oct. 31, 2010
Going Concern (Textual)
Working capital		$ (1,630,041)
Operating loss		(2,606,350)	(3,060,721)
Accumulated Deficit		(54,967,589)	(52,581,220)
Cash		676	3,215			59,395
Cash used by operations		(1,359,039)	(881,180)
Net proceeds from issuance capital stock		1,000,000	342,500
Proceeds from issuance of convertible debentures		356,500	482,500
Convertible promissory note issued to JMJ financial	250,000
Proceed from initial payment of convertible promissory note issued to JMJ	60,000
Number of shares to be issued pursuant to the stock compensation plan on filing of Form S-8					10
Maximum limit of equity line agreement with Southridge Partners II, LP				10,000,000
Right to sell maximum number of common shares under equity purchase agreement with Southridge Partners II, LP				$ 10,000,000
Period over which common shares to sell under equity purchase agreement with Southridge Partners II, LP		36 months

Prepaid Expenses (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Prepaid Expenses (Textual)
Stock Based Compensation	$ 5,431	$ 166,671
Prepaid Expenses-Related Parties		$ 5,431
Amortization period for share based payment	3 years

Property & Equipment (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Summary of Property and equipment
Less: Accumulated depreciation & amortization	$ (5,158)	$ (4,946)
Property and Equipment - Net	569	781
Computer hardware [Member]
Summary of Property and equipment
Property and Equipment, Gross	4,233	4,233
Furniture and Fixtures [Member]
Summary of Property and equipment
Property and Equipment, Gross	$ 1,494	$ 1,494

Property & Equipment (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Property & Equipment (Textual)
Depreciation expense	$ 212	$ 212

Intellectual Property (Details) (Intellectual Property [Member], USD $)	Oct. 31, 2012	Oct. 31, 2011
Intellectual Property [Member]
Periodic gross carrying amounts and related accumulated amortization
Gross Carrying Amount	$ 15,256,688	$ 15,289,188
Accumulated Amortization	(5,298,466)	(4,589,742)
Net Carrying Amount	$ 9,958,222	$ 10,699,446

Intellectual Property (Details 1) (Intellectual Property [Member], USD $)	Oct. 31, 2012
Intellectual Property [Member]
Estimated amortization expense
10/31/2013	$ 708,723
10/31/2014	708,723
10/31/2015	708,723
10/31/2016	708,723
10/31/2017	$ 708,723

Intellectual Property (Details Textual) (Intellectual Property [Member], USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Intellectual Property [Member]
Intellectual Property (Textual)
Useful life	20 years
Amortization expense	$ 708,724	$ 706,616
Residual value

Related Party Payables (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Related Party Payables (Textual)
Interest expense on promissory notes	$ 2,072	$ 2,072

Stock Based Compensation (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Frank Battafarano [Member]	Oct. 31, 2012 Ronald Del Mauro [Member]	Nov. 30, 2011 Andrew Kielbania [Member]	Oct. 31, 2011 Andrew Kielbania [Member]	Nov. 21, 2011 Andrew Kielbania [Member]	Feb. 28, 2011 Chief Scientific Officer [Member]
Stock Based Compensation (Textual)
Stock-based compensation shares issued during period					2,500,000
Syock issued for services			500,000	500,000
Stock-based compensation reissuing shares			160,000	200,000
Price per share			$ 0.08	$ 0.08			$ 0.08
Research and Development Expense	$ 237,031	$ 630,768				$ 200,000
Shares issued to Board of Directors	47,200
Initial total cost of issuance of shares	80,000
Earned restricted shares of common stock								555,822
Stock-based compensation value on closing price								$ 289,027

Stockholders' Equity (and Non-Controlling Interest) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Non-controlling interest
Non-Controlling Interest, beginning balance	$ 328,583	$ 570,301
Non-Controlling Interest Converted		25
Non-Controlling Interest Share of Net Loss	(219,981)	(241,693)
Non-Controlling Interest, ending balance	$ 108,602	$ 328,583

Stockholders' Equity (and Non-Controlling Interest) (Details Textual) (USD $)	1 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended												12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended
	Sep. 15, 2011 PromissoryNote	Aug. 18, 2011 PromissoryNote	Oct. 31, 2012	Oct. 31, 2011	Nov. 07, 2012	Oct. 31, 2011 Andrew Kielbania [Member]	Nov. 30, 2011 Vinfluence [Member]	Nov. 02, 2011 Vinfluence [Member]	Oct. 31, 2010 BioLabs [Member] Stockholder	Oct. 31, 2012 BioLabs [Member]	Oct. 31, 2012 Common Stock [Member]	Oct. 31, 2011 Common Stock [Member]	Oct. 31, 2012 Common Stock [Member] BioLabs [Member]	Oct. 31, 2011 Common Stock [Member] BioLabs [Member]	Oct. 31, 2012 Common Stock [Member] Asher Enterprises [Member] PromissoryNote	Oct. 31, 2012 Non- Controlling Interest [Member] BioLabs [Member]	Oct. 31, 2012 Series A Preferred Stock [Member]	Oct. 31, 2011 Series A Preferred Stock [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] BioLabs [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Common Stock [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2011 Series A Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Convertible Preferred Stock [Member] BioLabs [Member]	Oct. 31, 2012 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Oct. 31, 2012 Series B Preferred Stock [Member] Vinfluence [Member]	Nov. 07, 2011 Series B Preferred Stock [Member] Vinfluence [Member]	Nov. 30, 2011 Series B Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series B Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series C Preferred Stock [Member]	Oct. 31, 2011 Series C Preferred Stock [Member]	Oct. 31, 2012 Series C Preferred Stock [Member] Vinfluence [Member]	Nov. 30, 2011 Series C Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series C Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series D Preferred Stock [Member]	Oct. 31, 2011 Series D Preferred Stock [Member]	Oct. 31, 2012 Series D Preferred Stock [Member] Vinfluence [Member]	Nov. 07, 2011 Series D Preferred Stock [Member] Vinfluence [Member]	Nov. 30, 2011 Series D Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series D Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series E Preferred Stock [Member]	Oct. 31, 2011 Series E Preferred Stock [Member]	Nov. 30, 2011 Series E Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series E Preferred Stock [Member] Convertible Preferred Stock [Member]
Stockholder Equity and Non Controlling Interest Textual [Abstract]
Stock issued for private placement, (Shares)											0	1,810,116
Proceed from private placement											$ 0	$ 342,500
Issuance of shares for professional services, (Shares)						2,500,000					3,530,000	1,683,713
Issuance of shares for professional services			283,000	516,517							35	17
Price per share						$ 0.08
Research and Development Expense			237,031	630,768		200,000
Unsecured promissory notes issued on August 18, 2011															60,000
Unsecured promissory notes issued on September 15, 2011															42,500
Gross proceed from unsecured promissory note															104,900
Accured interest on unsecured promissory note															2,400
Number of unsecured promissory notes	2	2													2
Number of shares to be issued pursuant to the stock compensation plan on filing of Form S-8					10,000,000
Interest rate on unsecured convertible promissory note															8.00%
Shares issued upon conversion of promissory note															2,384,967
Stock issued in connection of share exchange											0	1,199,458	0	1,199,458			0	24,269														100,000
Number of shares converted																			59,484							298,897											298,897
Common stock issued upon conversion of preferred stock																										37,362,125											37,362,125
Gross proceeds from issuance of series C preferred stock																																1,000,000
Preferred Stock, shares authorized			10,000,000	10,000,000						5,000,000							800,000	800,000	800,000		800,000			213,500	213,500					100,000	100,000				231,100	231,100					140,000	140,000
Preferred Stock, par value (in dollars per shares)			$ 0.001	$ 0.001						$ 0.001							$ 0.001	$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001					$ 0.001	$ 0.001				$ 0.001	$ 0.001					$ 0.001	$ 0.001
Preferred Stock, Shares Issued																	59,484	59,484						53,491	0		213,500			100,000	0				136,051	136,051		231,100			0	0
Preferred Stock, Shares Outstanding																	59,484	59,484						53,491	0					56,081	0				136,051	136,051					0	0
Percentage of shareholders not participated in exchange of shares with acquier company			14.00%													14.00%
Exchange price of preferred stock into common stock shares																				10 common shares to one preferred share			1 for 1 basis
Liquidation preference percentage equal to stated value of share																					250.00%
Stated value of share																					$ 7.21			$ 10				$ 10		$ 10			$ 10		$ 10				$ 10
Share exchange criteria of common and preferred stockholders									Exchanged their shares at a ratio of 1 share of preferred stock for 10 shares of common stock and 1 to 1 common exchange.
Number of shares of common and preferred stock issued to affiliate									3,598,800
Description of exchange of shares									Exchanged their shares at a ratio of 200 shares of common stock for 1 share of preferred stock and a 1 to 1 common share exchange
Number of shares in which company disputing issuance of common stock									2,634,730
Number of preferred stockholders exchanged shares									4
Non controlling Interest																					8.44%	8.44%
Indemnification for accounts payable and accrued compensation under definitive financing and strategic distribution agreements								2,374,932
Indemnification of convertible loans under definitive financing and strategic distribution agreements								2,070,271
Indemnification of equity capital under definitive financing and strategic distribution agreements								2,400,000
Licensing and distribution agreement period							10 years
Preferred stock purchase agreement - convertible preferred stock																													213,491					100,000						231,029				140,000
Number of common shares issued for each share of preferred stock																			10		10		10	125		125			125	125				125	125		125			125
Common Stock, Conversion Basis																												The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.					The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.						The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.				Each share of Series E Preferred Stock is convertible into the Company's common stock at a conversion price equal to seventy five percent (75%) of the average closing bid price of the Company's common stock, based on the prior 10-day closing price, subject to a floor of $0.08 per share.
Accounts payable and convertible notes payable																											2,134,914											2,310,289
Payment for debt																										1,384,876											1,533,654
Remaining debt to be settled			$ 1,526,673																							$ 750,038											$ 776,635

Taxes (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Federal
Current
Deferred	1,961,982	(1,020,907)
State and Local
Current
Deferred	342,770	(178,358)
Change in valuation allowance	(2,304,752)	1,199,265
Income tax provision (benefit)

Taxes (Details 1)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Schedule of reconciliation of expected tax expense (benefit)
U.S. federal statutory rate	(34.00%)	(34.00%)
State income tax, net of federal benefit	(5.90%)	(5.90%)
Increase in valuation allowance	(88.40%)	39.20%
Intellectual property adjustment	128.20%	0.00%
Other permanent items	0.10%	0.80%
Income Tax provision (benefit)	0.00%	0.00%

Taxes (Details 2) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Assets
Net operating loss carryovers	$ 15,756,864	$ 14,256,341
Intangible asset amortization	705,402	4,166,157
Allowance for doubtful accounts	17,842	19,857
Accrued compensation	68,564	441,581
Interest on convertible debt	125,470	97,128
Stock-based compensation	200,619	198,449
Total deferred tax assets	16,874,761	19,179,513
Valuation allowance	(16,874,761)	(19,179,513)
Deferred tax assets, net of valuation allowance

Taxes (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Taxes (Textual)
Federal and state net operating loss carryovers	$ 39,500,000	$ 35,700,000
Operating loss carryovers, expiration dates	Twenty years after the date each tax return is filed.
Change in valuation allowance	$ (2,304,752)	$ 1,199,265

Related Party Transactions (Details) (USD $)	12 Months Ended				1 Months Ended					12 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Vinfluence [Member] Series B Preferred Stock [Member]	Oct. 31, 2012 Vinfluence [Member] Series D Preferred Stock [Member]	Aug. 31, 2012 Michael D. Francis [Member]	Jun. 30, 2012 Michael D. Francis [Member]	Dec. 31, 2010 Michael D. Francis [Member]	Aug. 08, 2012 Michael D. Francis [Member]	Jun. 07, 2012 Michael D. Francis [Member]	Oct. 31, 2012 Michael D. Francis [Member] September 7, 2012 [Member]	Oct. 31, 2012 Michael D. Francis [Member] September 19, 2012 [Member]	Dec. 31, 2010 Herbert Kozlov [Member]	Dec. 06, 2010 Herbert Kozlov [Member]	Oct. 31, 2011 Capara Investments [Member]	Jul. 31, 2011 Capara Investments [Member]	Jun. 30, 2011 Capara Investments [Member]	Oct. 31, 2011 Capara Investments [Member] PromissoryNote
Related Party Transactions (Textual)
Gross proceed from unsecured convertible promissory note					$ 100,000	$ 60,000	$ 75,000					$ 50,000		$ 5,000	$ 50,000	$ 50,000	$ 105,000
Interest rate on unsecured convertible promissory note					8.00%	8.00%
Maturity date of unsecured convertible promissory note					Oct 31, 2012	Oct 31, 2012
Conversion price								$ 0.06	$ 0.07
Description of conversion price					The conversion price of $.06 per share is equal to 75% of the closing price of the Company's common stock for the 10 preceding days.	The conversion price of $.074 per share is equal to 75% of the closing price of the Company's common stock for the 10 preceding days.
Proceeds from loans										30,000	30,000
Common stock issued upon conversion of preferred stock			37,362,125	37,362,125
Number of promissory notes issued																	2
Accrued and unpaid interest (added to the principal amount of the Francis Note, Kozlov Note and Capara Notes)	73,722	211,833
Extended maturity date of unsecured promissory note													Mar 1, 2013
Interest expense on the Director Notes, Shareholder Notes and Unrelated Party Notes	$ 66,079	$ 151,771

Notes Payable (Details) (USD $)	1 Months Ended		2 Months Ended	1 Months Ended
	Sep. 15, 2011 PromissoryNote	Aug. 18, 2011 PromissoryNote	Sep. 30, 2011	Sep. 20, 2012 Asher Enterprises [Member]	Jul. 31, 2012 Asher Enterprises [Member]	Sep. 15, 2011 Asher Enterprises [Member]	Aug. 18, 2011 Asher Enterprises [Member]	Aug. 01, 2011 Blackbeth Holdings Ltd [Member]	Dec. 15, 2010 River Falls Financial Services [Member]
Notes Payable (Textual)
Gross proceeds from promissory note			$ 102,500	$ 53,000	$ 83,500	$ 42,500	$ 60,000	$ 50,000
Interest rate on promissory note				8.00%	8.00%	8.00%	8.00%		8.00%
Payment date of note payable				Jun 24, 2013	Apr 13, 2013	Jun 19, 2012	May 22, 2012	Mar 7, 2012
Beginning period of conversion notes payable, Description				One hundred eighty (180) days following the Issue Dates.	One hundred eighty (180) days following the issue date.	One hundred eighty (180) days following the Issue Dates.	One hundred eighty (180) days following the Issue Dates.
Conversion price of notes payable, Calculation description				Multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.	Multiplying 65% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.	Multiplying 58% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.	Multiplying 58% by the Market Price (as defined in the notes) and then dividing the then outstanding principal amount of the note by the Conversion Price as of the date of such conversion.
Number of unsecured promissory notes	2	2

Commitments & Contingencies (Details) (USD $)	Oct. 31, 2012
Summary of future minimum lease payments under operating leases
October 31, 2013	$ 7,953

Commitments & Contingencies (Details Textual) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended				6 Months Ended	12 Months Ended
	Aug. 31, 2012 contract	Jul. 31, 2012	Nov. 30, 2011	Feb. 29, 2004	Nov. 30, 2008	Oct. 31, 2012	Oct. 31, 2011	Feb. 03, 2004
Commitments & Contingencies (Textual)
Operating leases term						12 months
Operating leases rent expense (monthly)			$ 4,998			$ 3,019
Period for perating leases office space rent			1 year
Operating leases reduced rent (monthly)			2,651
Operating leases extension rental agreement period			3 months
Operating leases extension rental agreement expires			Jan 31, 2013
Operating Leases, rent expense						79,374	23,578
Common stock awarded under consulting contracts						13
Number of contracts between company and vinfluence	5
Number of contracts between company and vinfluence as integrated	1
Time to file appropriate statements of use with respect to trademark					Within the six-month period from the date the USPTO issued the respective notices of allowance.
Number of shares issued under share exchange						4.8
Percentage of outstanding interest in subsidiary						92.00%
Remaining percentage interest of stockholders in BioLabs						8.00%
Acquire royalty of gross sales (in percentage)								Equal to 5%'
Term of agreement with searchhelp				5 years 6 months
Royalty payment				50,000
Base salary of Mr. Mark Lowenthal		300,000
Description of condition for annual base salary of Mr. Lowenthal		Receive a base salary of $150,000 per annum, with the remainder being deferred until such time as the Company has at least $4,000,000 in gross revenues or raises at least $3,000,000 in financing.
Maximum Percentage of bonus as percentage of base salary		25.00%
Options granted to purchase shares as percentage of outstanding capital stock		5.00%
Per share price of shares granted to Mr. Lowenthal		$ 0.1
Annualized percentage rate of vesting of options		25.00%
Success fee		$ 5,000,000
Description of condition for success fee		If the Company is sold or merged during the term of his employment, provided that the Company is valued at $100,000,000 or more in connection with such sale or merger (if the value is between $75,000,000 and $99,999,999.99 then the success fee will be pro-rated).

Subsequent Events (Details) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended
	Oct. 31, 2012	Dec. 11, 2012	Dec. 31, 2012 JMJ Financial [Member]	Dec. 12, 2012 JMJ Financial [Member]	Dec. 31, 2012 Southridge Partners II, LP [Member]	Dec. 11, 2012 Southridge Partners II, LP [Member]	Oct. 31, 2012 Securities purchase agreement with Asher Enterprise [Member]	Dec. 31, 2012 Michael D. Francis [Member]	Dec. 06, 2012 Michael D. Francis [Member]	Dec. 12, 2012 Ben Hanafin [Member]	Dec. 12, 2012 Robert Machinist [Member]	Dec. 12, 2012 Philip Tierno [Member]	Dec. 26, 2012 Ray Dunning [Member]	Dec. 26, 2012 Ken Munson [Member]	Dec. 26, 2012 Daniel Medina [Member]
Subsequent Events (Textual)
Issuance of common shares for compensation for their services to potential customer													692,308	538,462
Issuance of common shares for marketing services															145,678
Per share value of stock issued for services													$ 0.08	$ 0.08	$ 0.07
Unregistered common stock granted in period to related parties										342,466	513,698	219,178
Description of value of common stock issued in subsequent event										The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued $.08 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued $.08 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.	The shares were valued and issued $.07 per share based on the preceding ten (10) day average of the prevailing quotation prices for the Company's stock.
Gross proceed from unsecured convertible promissory note			$ 250,000		$ 50,000		$ 53,000	$ 409,252
Interest rate on promissory note							8.00%
Description of conversion of principal balance of note							The principal balance of the Note is convertible into common stock, $0.00001 par value, of the Company, at the election of the Holder, beginning 180 days after the issuance of the Note.
Conversion price of note, Description							The conversion price of the Note shall be equal to 58% multiplied by the market price.
Maturity date of unsecured convertible promissory note			Dec 12, 2013		May 31, 2013		Aug 2, 2013	May 6, 2014
Loan payable to related party				60,000					245,000
Interest rate, description			The JMJ Note is interest free if repaid within 90 days and if not paid within 90 days it bears interest at 10%.
Description of conversion price			The principal and any accrued interest are convertible into the Company's common stock at the lower of $.09 per share of 70% of the lowest trade price in the 25 days prior to conversion.		The Southridge Note is convertible into common stock at a 50% discount to the lowest closing bid price of the common stock for the five days prior to conversion.			Mr. Francis has the right to convert the principal and interest into the Company's common stock at $.055 per share which is equal to 75% of the closing price of the Company's common stock or the 10 preceding days prior to December 6, 2012.
Maximum limit of equity line agreement with Southridge Partners II, LP		$ 10,000,000				$ 10,000,000
Interest rate on unsecured convertible promissory note			10.00%					18.00%
Period over which common shares to sell under equity purchase agreement with Southridge Partners II, LP	36 months					36 months
Default interest rate on convertible promissory note							22.00%